Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

HiTek Global Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering. The Company through its variable interest entity (“VIE”) and VIE’s subsidiaries provide hardware sales, software sales, Information Technology (“IT”) maintenance services and tax devices and services in the People’s Republic of China (the “PRC”).

The Company issued an aggregate of 10,987,679 ordinary shares to Fortune Enterprise Holdings Limited, an entity 100% owned by Shenping Yin, and eight other shareholders on November 3, 2017 and December 16, 2017. Of the 10,987,679 ordinary shares, 74.55% was owned by Fortune Enterprise Holdings Limited. On November 20, 2017, the Company formed its wholly-owned subsidiary, HiTek Hong Kong Limited (“HiTek HK”) in Hong Kong. On March 15, 2018, HiTek HK formed its wholly-owned subsidiary, Tian Dahai (Xiamen) Information Technology Co. Ltd. (“WFOE”) in PRC.

Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and nine other shareholders, who held 29.83%, 44.74% and 25.43% of its equity interests, respectively, in Xiamen, Fujian Province, PRC pursuant to PRC laws. The Company entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek for accounting purpose.

In September 1999, Xiamen Huasheng HiTek Computer Network Co., Ltd (“Huasheng”), a fully owned subsidiary of HiTek was incorporated under the laws of the PRC.

In September 2017, Huoerguosi Hengda Information Technology Co., Ltd (“Huoerguosi”), a fully owned subsidiary of HiTek was established in XinJiang Province, PRC.

In April 2021, Xiamen Haitian Weilai Technology Co., Ltd. (“Haitian Weilai”), a fully owned subsidiary of WFOE was incorporated under the laws of the PRC.

As all the above mentioned companies presented were under common control, the series of contractual arrangements between the Company and HiTek in March 2018 constituted a reorganization under common control and were required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including share and per share, which have been revised to reflect the effects of the reorganization.